Provisions and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2020	1,769	1,769

Provisions used during the year	(388)	(388)
Balance at December 31, 2020	1,381	1,381

Non-current	1,154	1,154
Current	227	227
Total	1,381	1,381

Balance at January 1, 2021	1,381	1,381

Provisions used during the year	(227)	(227)
Balance at December 31, 2021	1,154	1,154

Non-current	892	892
Current	262	262
Total	1,154	1,154